Average Annual Total Returns - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity Large Cap Value Enhanced Index Fund	Oct. 29, 2022
Fidelity Large Cap Value Enhanced Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	28.30%
Past 5 years	12.25%
Past 10 years	13.69%
Fidelity Large Cap Value Enhanced Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.23%
Past 5 years	10.58%
Past 10 years	12.31%
Fidelity Large Cap Value Enhanced Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.44%
Past 5 years	9.35%
Past 10 years	11.04%
RS005
Average Annual Return:
Past 1 year	25.16%
Past 5 years	11.16%
Past 10 years	12.97%